Condensed Financial Information of the Parent Company - Schedule of Unaudited Condensed Statements of Cash Flows (Details) - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss attributable to Scage Future	$ (12,943,787)	$ (5,814,441)	$ (6,437,328)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	12,943,787	5,814,441	6,437,328
Net cash provided by operating activities
Net cash used in investing activities
Net cash provided by financing activities	(2,300)	2,665
Net change in cash	(2,300)	2,665
Cash and restricted cash, at beginning of the period	2,665
Cash and restricted cash, at end of the period	$ 365	$ 2,665